PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consists of the following:

	December 31,
	2012	2013
Computer equipment	79,251,862	92,885,091
Furniture and office equipment	9,473,470	11,725,416
Leasehold improvements	11,342,046	15,441,407
Purchased software	31,855,569	32,033,056
Capitalized software development costs	60,764,100	85,583,755
Software development projects in progress	1,046,110	444,601
Less: accumulated depreciation	(121,370,971)	(150,133,556)
Property and equipment, net	72,362,186	87,979,770